Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 8,336	$ 2,742
Marketable securities	1,387	6,413
Accounts receivable	5,038	5,464
Inventory	1,854	1,520
Research and development tax credit receivable short term	16,545	6,632
Prepaid expenses and other current assets	1,789	2,314
Total current assets	34,949	25,085
Goodwill, net	18,491	18,491
Property and equipment, net	17,271	18,238
Intangible assets	41,259	41,589
Other assets:
Research and development tax credit receivable long term	6,261	13,725
Other long-term assets	177	183
Total other assets	6,438	13,908
Total assets	118,408	117,311
LIABILITIES
Current portion of long-term debt	6,797	3,351
Current portion of capital lease obligations	78	77
Accounts payable	3,268	3,596
Current portion of deferred revenue	190	614
Advances from customers	447	575
Accrued expenses	5,074	5,013
Other current liabilities	1,248	1,133
Total current liabilities	17,102	14,359
Long-term debt, less current portion	77,975	33,278
Capital lease obligations, less current portion	138	179
Deferred revenue, less current portion	84	181
Deferred tax liabilities	8,897	14,130
Other long-term liabilities	24,276	24,680
Total long-term liabilities	111,370	72,448
Commitments and contingencies:	0	0
Shareholders' equity:
Ordinary shares: 25,415,400 issued and outstanding at December 31, 2012 and 25,465,400 at June 30, 2013 (shares authorised 34,753,740) at nominal value of 0122 euro	3,722	3,714
Additional paid-in capital	210,406	209,158
Accumulated deficit	(234,304)	(192,621)
Accumulated other comprehensive income (loss)	10,112	10,253
Total shareholders' equity	(10,064)	30,504
Total liabilities and shareholders' equity	$ 118,408	$ 117,311